Financial Risk Management - Disclosure of Market Risk (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Trade Receivables [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	$ 378	$ 1,903	$ 2,144
Trade Receivables [Member] | AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	51	328	424
Trade Receivables [Member] | US [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	42	199	211
Trade Receivables [Member] | GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets
Trade Receivables [Member] | EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	285	1,376	1,509
Trade Receivables [Member] | HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets
Trade Payables [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	9,111	12,146	9,051
Trade Payables [Member] | AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	1	781	315
Trade Payables [Member] | US [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	9,035	11,209	8,557
Trade Payables [Member] | GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	8	74	131
Trade Payables [Member] | EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	61	29	32
Trade Payables [Member] | HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial liabilities	7	53	16
Cash and Cash Equivalents [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	829	9,185	1,874
Cash and Cash Equivalents [Member] | AUD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	623	1,660	926
Cash and Cash Equivalents [Member] | US [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	149	7,190	401
Cash and Cash Equivalents [Member] | GBP [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	38	77	131
Cash and Cash Equivalents [Member] | EUR [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	8	92	388
Cash and Cash Equivalents [Member] | HKD [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Foreign currency denominated financial assets	$ 11	$ 165	$ 28